UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Central Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	44.7%
AAA	7.0%
AA	1.8%
A	9.8%
BBB	25.8%
BB and Below	6.9%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of March 31, 2021*,**
Corporate Bonds	41.0%
U.S. Government and U.S. Government Agency Obligations	44.7%
Asset-Backed Securities	7.0%
CMOs and Other Mortgage Related Securities	4.8%
Municipal Bonds	0.9%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 12.0%

 ** Futures and Swaps - 2.4%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33 (a)	$53,719,000	$51,000,327
3.8% 12/1/57 (a)	88,627,000	84,318,544
4.3% 2/15/30	13,106,000	14,754,362
4.45% 4/1/24	2,179,000	2,390,046
4.75% 5/15/46	10,000,000	11,505,089
4.9% 6/15/42	5,000,000	5,834,913
6.2% 3/15/40	7,609,000	9,930,411
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	65,611,000	57,917,615
3% 3/22/27	5,629,000	6,023,157
3.15% 3/22/30	9,123,000	9,622,266
4.862% 8/21/46	27,196,000	32,625,561
5.012% 4/15/49	3,772,000	4,655,823
		290,578,114
Entertainment - 0.2%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	9,189,815
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	26,972,760
3.8% 5/13/60	25,000,000	27,515,623
		63,678,198
Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	29,423,830
4.908% 7/23/25	18,965,000	21,499,610
5.375% 5/1/47	71,848,000	83,401,299
5.75% 4/1/48	11,687,000	14,208,327
6.484% 10/23/45	9,303,000	12,112,611
Comcast Corp.:
3.1% 4/1/25	2,517,000	2,718,831
3.3% 4/1/27	6,795,000	7,407,954
3.4% 4/1/30	6,970,000	7,546,594
3.75% 4/1/40	2,448,000	2,685,956
3.9% 3/1/38	5,001,000	5,617,164
4.65% 7/15/42	11,795,000	14,252,916
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	15,787,625
4.65% 5/15/50	39,956,000	44,059,735
Fox Corp.:
3.666% 1/25/22	3,564,000	3,657,655
4.03% 1/25/24	6,266,000	6,806,277
4.709% 1/25/29	9,069,000	10,439,056
5.476% 1/25/39	8,943,000	11,155,906
5.576% 1/25/49	5,934,000	7,564,733
Time Warner Cable LLC:
4% 9/1/21	38,439,000	38,640,056
4.5% 9/15/42	19,701,000	21,056,625
5.5% 9/1/41	8,397,000	9,938,352
5.875% 11/15/40	7,566,000	9,395,787
6.55% 5/1/37	73,937,000	97,226,808
6.75% 6/15/39	10,675,000	14,302,211
7.3% 7/1/38	16,247,000	22,567,082
		513,473,000
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	25,540,000	27,919,306
3.875% 4/15/30 (a)	36,970,000	40,125,759
4.375% 4/15/40 (a)	5,513,000	6,125,274
4.5% 4/15/50 (a)	10,830,000	12,160,899
		86,331,238

TOTAL COMMUNICATION SERVICES		954,060,550

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.45% 4/10/22	1,250,000	1,279,362
4% 1/15/25	14,536,000	15,789,444
4.25% 5/15/23	9,840,000	10,515,354
4.375% 9/25/21	47,623,000	48,504,752
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	24,305,000	24,948,208
3.125% 5/12/23 (a)	21,172,000	22,245,799
		123,282,919
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	268,800
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,704,225
3.5% 7/1/27	7,113,000	7,822,271
3.6% 7/1/30	8,445,000	9,211,452
4.2% 4/1/50	4,263,000	4,841,703
		24,579,651
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	36,301,670
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	8,678,000	8,951,032
3% 11/19/24	19,745,000	21,015,065
		29,966,097
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	3,816,644
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	5,181,495
4% 4/15/30	22,128,000	24,496,775
Lowe's Companies, Inc. 4.5% 4/15/30	16,112,000	18,585,112
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	5,585,061
The Home Depot, Inc.:
2.5% 4/15/27	3,139,000	3,303,988
3.9% 12/6/28	15,000,000	17,180,203
TJX Companies, Inc.:
3.5% 4/15/25	7,805,000	8,508,452
3.75% 4/15/27	18,177,000	20,239,200
		106,896,930
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.75% 3/27/27	6,632,000	7,067,054
2.85% 3/27/30	19,500,000	20,539,428
		27,606,482

TOTAL CONSUMER DISCRETIONARY		348,902,549

CONSUMER STAPLES - 2.0%
Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	41,223,769
4.7% 2/1/36	46,768,000	54,277,746
4.9% 2/1/46	50,530,000	58,634,029
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	10,829,562
4.35% 6/1/40	10,000,000	11,305,939
4.5% 6/1/50	12,500,000	14,182,711
4.6% 6/1/60	10,000,000	11,270,447
4.75% 4/15/58	26,711,000	30,788,058
5.45% 1/23/39	23,200,000	28,984,300
5.55% 1/23/49	54,331,000	70,109,266
5.8% 1/23/59 (Reg. S)	55,947,000	75,875,829
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	51,476,852
5% 5/1/42	3,080,000	3,552,137
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	3,044,146
2.75% 3/19/30	18,600,000	19,368,050
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	27,089,922
3.45% 3/25/30	14,988,000	16,510,706
		528,523,469
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	11,011,000	11,856,160
6.6% 4/1/50	25,587,000	36,957,115
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	10,010,000	10,123,621
		58,936,896
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	4,168,000	4,427,065
3.25% 3/27/30	6,931,000	7,447,023
General Mills, Inc. 2.875% 4/15/30	3,013,000	3,110,493
		14,984,581
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,900,352
Tobacco - 0.0%
Altria Group, Inc.:
5.375% 1/31/44	6,787,000	7,910,593
5.95% 2/14/49	2,618,000	3,259,652
		11,170,245

TOTAL CONSUMER STAPLES		615,515,543

ENERGY - 4.6%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	519,000	570,769
4.85% 11/15/35	7,402,000	8,318,426
		8,889,195
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	662,478
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	7,421,343
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	15,095,911
4.75% 9/30/21 (a)	18,047,000	18,159,794
4.95% 4/1/22	2,315,000	2,368,326
5.6% 4/1/44	13,506,000	13,506,000
6.45% 11/3/36 (a)	10,621,000	11,868,968
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	11,350,800
Enable Midstream Partners LP 3.9% 5/15/24 (b)	6,444,000	6,864,819
Enbridge Energy Partners LP 4.2% 9/15/21	15,961,000	16,077,264
Enbridge, Inc.:
4% 10/1/23	13,445,000	14,414,441
4.25% 12/1/26	8,321,000	9,277,163
Energy Transfer Partners LP:
3.75% 5/15/30	10,391,000	10,712,788
4.2% 9/15/23	5,509,000	5,899,464
4.25% 3/15/23	4,861,000	5,130,077
4.5% 4/15/24	6,244,000	6,809,452
4.95% 6/15/28	18,799,000	21,037,203
5% 5/15/50	23,229,000	24,024,461
5.25% 4/15/29	10,158,000	11,562,719
5.8% 6/15/38	10,481,000	11,886,150
6% 6/15/48	26,826,000	30,858,680
6.25% 4/15/49	7,637,000	8,964,366
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	9,436,491
3.75% 2/15/25	285,000	312,311
Hess Corp.:
4.3% 4/1/27	3,892,000	4,241,659
7.125% 3/15/33	4,791,000	6,105,861
7.3% 8/15/31	6,610,000	8,440,479
7.875% 10/1/29	20,178,000	26,072,607
Kinder Morgan Energy Partners LP:
5% 10/1/21	12,349,000	12,481,333
6.55% 9/15/40	1,645,000	2,137,701
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	10,993,000	10,998,697
4.5% 7/15/23	9,347,000	10,068,822
4.8% 2/15/29	5,370,000	6,157,701
4.875% 12/1/24	12,572,000	14,110,900
5.5% 2/15/49	16,108,000	18,924,032
Newfield Exploration Co. 5.625% 7/1/24	28,150,000	30,946,012
Occidental Petroleum Corp.:
2.9% 8/15/24	21,478,000	21,242,601
3.2% 8/15/26	2,889,000	2,772,024
3.5% 8/15/29	9,098,000	8,536,653
4.3% 8/15/39	1,326,000	1,124,461
4.4% 8/15/49	1,327,000	1,109,730
5.55% 3/15/26	26,200,000	27,709,120
6.2% 3/15/40	7,169,000	7,366,148
6.45% 9/15/36	15,883,000	17,531,020
6.6% 3/15/46	28,439,000	30,290,379
7.5% 5/1/31	29,749,000	34,734,932
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,990,275
8.125% 9/15/30	13,383,000	17,674,520
Petrobras Global Finance BV:
5.093% 1/15/30	22,093,000	22,952,418
7.25% 3/17/44	76,243,000	87,006,606
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	24,417,666
5.35% 2/12/28	3,500,000	3,390,975
5.95% 1/28/31	7,064,000	6,746,120
6.35% 2/12/48	14,404,000	11,865,295
6.49% 1/23/27	37,360,000	38,897,364
6.5% 3/13/27	21,300,000	22,165,313
6.75% 9/21/47	102,130,000	86,830,926
6.84% 1/23/30	77,731,000	78,597,701
6.95% 1/28/60	18,760,000	16,016,350
7.69% 1/23/50	117,141,000	108,238,284
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,946,459
3.6% 11/1/24	6,641,000	7,066,165
3.65% 6/1/22	9,399,000	9,623,053
3.8% 9/15/30	15,976,000	16,270,368
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	8,880,000	9,179,937
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	37,991,675
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,482,396
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,694,196
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,651,000	7,181,698
The Williams Companies, Inc.:
3.5% 11/15/30	36,437,000	38,625,965
3.7% 1/15/23	26,582,000	27,796,343
3.9% 1/15/25	4,336,000	4,695,452
4.3% 3/4/24	20,381,000	22,182,615
4.5% 11/15/23	6,265,000	6,822,512
4.55% 6/24/24	70,596,000	77,800,220
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	4,023,825
4.5% 3/1/28	3,100,000	3,187,916
4.65% 7/1/26	9,376,000	9,889,055
4.75% 8/15/28	5,504,000	5,751,680
		1,418,805,684

TOTAL ENERGY		1,427,694,879

FINANCIALS - 20.0%
Banks - 8.3%
Bank of America Corp.:
3.004% 12/20/23 (b)	156,071,000	162,320,846
3.3% 1/11/23	32,511,000	34,155,016
3.419% 12/20/28 (b)	23,187,000	24,900,059
3.5% 4/19/26	34,343,000	37,648,473
3.705% 4/24/28 (b)	58,915,000	64,440,935
3.864% 7/23/24 (b)	46,066,000	49,340,043
3.95% 4/21/25	19,377,000	21,246,069
4.183% 11/25/27	22,749,000	25,298,494
4.2% 8/26/24	24,032,000	26,506,227
4.25% 10/22/26	20,189,000	22,639,667
4.271% 7/23/29 (b)	2,000,000	2,248,615
4.45% 3/3/26	3,182,000	3,576,622
Barclays PLC:
2.852% 5/7/26 (b)	34,514,000	36,130,636
4.375% 1/12/26	28,767,000	32,071,801
5.088% 6/20/30 (b)	35,020,000	39,663,346
5.2% 5/12/26	11,811,000	13,348,910
BB&T Corp. 3.95% 3/22/22	3,300,000	3,408,046
BNP Paribas SA 2.219% 6/9/26 (a)(b)	32,804,000	33,637,795
CIT Group, Inc. 3.929% 6/19/24 (b)	5,620,000	5,943,150
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	91,629,904
3.142% 1/24/23 (b)	35,705,000	36,446,236
3.352% 4/24/25 (b)	23,697,000	25,360,753
3.875% 3/26/25	35,450,000	38,630,669
4.05% 7/30/22	34,759,000	36,325,824
4.3% 11/20/26	52,072,000	58,084,913
4.4% 6/10/25	11,010,000	12,234,558
4.412% 3/31/31 (b)	45,100,000	51,468,664
4.45% 9/29/27	69,500,000	78,436,760
5.5% 9/13/25	42,579,000	49,352,115
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	35,537,000	34,026,688
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	12,510,474
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	35,920,000	37,411,968
Discover Bank 4.2% 8/8/23	259,000	279,456
Fifth Third Bancorp 3.5% 3/15/22	1,167,000	1,198,727
HSBC Holdings PLC:
2.099% 6/4/26 (b)	25,000,000	25,421,850
4.25% 3/14/24	10,444,000	11,366,778
4.95% 3/31/30	6,013,000	7,020,662
5.25% 3/14/44	2,847,000	3,473,963
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	22,921,284
5.71% 1/15/26 (a)	35,725,000	40,040,216
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	68,249,128
2.956% 5/13/31 (b)	18,323,000	18,661,817
3.797% 7/23/24 (b)	12,224,000	13,083,553
3.875% 9/10/24	90,088,000	98,763,746
4.125% 12/15/26	146,208,000	164,666,270
4.203% 7/23/29 (b)	3,000,000	3,393,849
4.452% 12/5/29 (b)	46,000,000	52,691,254
NatWest Markets PLC 2.375% 5/21/23 (a)	37,687,000	39,080,700
Rabobank Nederland 4.375% 8/4/25	36,518,000	40,442,018
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	20,149,000	20,965,794
5.125% 5/28/24	125,085,000	139,366,131
6% 12/19/23	108,056,000	121,972,851
6.1% 6/10/23	49,671,000	54,968,501
6.125% 12/15/22	88,078,000	95,522,628
Societe Generale 1.488% 12/14/26 (a)(b)	40,199,000	39,500,314
Synchrony Bank 3% 6/15/22	12,252,000	12,582,787
UniCredit SpA 6.572% 1/14/22 (a)	27,546,000	28,715,557
Wells Fargo & Co.:
2.406% 10/30/25 (b)	19,840,000	20,723,519
4.478% 4/4/31 (b)	60,800,000	70,015,379
5.013% 4/4/51 (b)	88,716,000	113,773,018
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	18,923,729
		2,548,229,755
Capital Markets - 5.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	29,312,357
4.25% 2/15/24	10,069,000	11,037,392
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	57,678,414
4.2% 6/10/24	42,554,000	45,882,704
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	48,618,000	50,415,748
3.75% 3/26/25	24,390,000	26,280,118
3.8% 6/9/23	43,060,000	45,690,120
3.869% 1/12/29 (a)(b)	9,005,000	9,655,800
4.194% 4/1/31 (a)(b)	40,079,000	43,598,893
4.55% 4/17/26	5,038,000	5,636,318
Deutsche Bank AG 4.5% 4/1/25	67,655,000	72,302,128
Deutsche Bank AG New York Branch:
3.3% 11/16/22	46,720,000	48,518,986
5% 2/14/22	44,782,000	46,358,526
GE Capital Funding LLC 4.4% 5/15/30 (a)	25,000,000	28,303,814
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	253,904,000	257,280,646
3.2% 2/23/23	59,200,000	61,949,170
3.691% 6/5/28 (b)	21,000,000	22,977,419
3.75% 2/25/26	15,000,000	16,478,435
3.8% 3/15/30	67,720,000	74,588,198
4.25% 10/21/25	22,692,000	25,328,831
4.411% 4/23/39 (b)	3,000,000	3,496,563
5.15% 5/22/45	9,000,000	11,249,733
6.75% 10/1/37	30,816,000	43,562,145
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,976,530
Moody's Corp.:
3.25% 1/15/28	10,681,000	11,470,450
3.25% 5/20/50	9,704,000	9,419,141
3.75% 3/24/25	21,924,000	23,936,561
4.875% 2/15/24	10,030,000	11,088,760
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (b)(c)	7,556,000	7,573,030
3.125% 1/23/23	122,810,000	128,588,110
3.125% 7/27/26	24,646,000	26,525,997
3.622% 4/1/31 (b)	41,803,000	45,387,376
3.7% 10/23/24	15,967,000	17,480,012
3.737% 4/24/24 (b)	90,600,000	96,318,220
4.1% 5/22/23	4,810,000	5,143,477
4.431% 1/23/30 (b)	54,318,000	62,194,675
4.875% 11/1/22	43,855,000	46,756,492
5% 11/24/25	102,478,000	117,776,161
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	27,893,297
State Street Corp.:
2.825% 3/30/23 (b)	2,834,000	2,903,521
2.901% 3/30/26 (b)	2,660,000	2,830,019
UBS Group AG 4.125% 9/24/25 (a)	17,678,000	19,621,765
		1,705,466,052
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	28,486,000	29,378,757
3.3% 1/23/23	13,000,000	13,478,795
3.5% 5/26/22	1,625,000	1,670,497
4.125% 7/3/23	19,471,000	20,656,154
4.45% 4/3/26	15,328,000	16,594,944
4.875% 1/16/24	28,044,000	30,515,961
6.5% 7/15/25	15,770,000	18,384,326
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,801,169
3.05% 6/5/23	41,948,000	43,861,989
5.125% 9/30/24	9,461,000	10,664,985
5.8% 5/1/25	68,233,000	79,092,319
8% 11/1/31	11,577,000	16,122,986
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	32,971,924
3.65% 5/11/27	57,194,000	62,548,775
3.8% 1/31/28	29,870,000	32,831,326
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,625,855
3.95% 11/6/24	41,289,000	44,989,294
4.1% 2/9/27	5,722,000	6,350,323
4.5% 1/30/26	23,106,000	26,053,305
5.2% 4/27/22	8,179,000	8,573,650
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	83,317,649
5.584% 3/18/24	30,750,000	33,188,168
5.596% 1/7/22	30,379,000	31,209,258
5.875% 8/2/21	23,012,000	23,321,511
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,474,815
3.75% 8/15/21	19,823,000	19,952,523
3.95% 12/1/27	37,530,000	40,436,909
4.25% 8/15/24	29,533,000	32,126,212
4.375% 3/19/24	24,886,000	27,130,612
5.15% 3/19/29	40,161,000	46,316,477
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	33,873,093
3% 4/1/25	29,531,000	31,598,356
3.375% 4/1/30	9,583,000	10,401,590
		934,514,507
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	20,478,000	21,634,681
3.85% 2/1/25	450,000	486,877
4.05% 7/1/30	22,047,000	23,748,173
4.125% 6/15/26	26,610,000	29,381,054
4.125% 5/15/29	24,028,000	25,939,540
Equitable Holdings, Inc. 3.9% 4/20/23	3,067,000	3,260,636
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	31,847,906
Pine Street Trust I 4.572% 2/15/29 (a)	27,943,000	31,397,928
Pine Street Trust II 5.568% 2/15/49 (a)	29,500,000	36,285,818
Voya Financial, Inc. 3.125% 7/15/24	12,649,000	13,517,471
		217,500,084
Insurance - 2.5%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	10,867,634
AIA Group Ltd.:
3.2% 9/16/40 (a)	15,222,000	14,975,489
3.375% 4/7/30 (a)	30,867,000	32,880,058
American International Group, Inc.:
2.5% 6/30/25	50,600,000	53,090,530
3.4% 6/30/30	50,600,000	53,785,712
3.75% 7/10/25	40,830,000	44,582,458
4.875% 6/1/22	23,203,000	24,366,285
Aon PLC 4% 11/27/23	13,880,000	14,946,691
Five Corners Funding Trust II 2.85% 5/15/30 (a)	41,367,000	42,633,127
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	4,771,923
4.25% 6/15/23 (a)	2,019,000	2,179,931
4.569% 2/1/29 (a)	27,600,000	32,001,629
Lincoln National Corp. 3.4% 1/15/31	34,132,000	36,434,899
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	22,572,804
4.75% 3/15/39	9,035,000	11,139,178
4.8% 7/15/21	11,451,000	11,456,013
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	20,812,000	20,313,229
Metropolitan Life Global Funding I:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.500% 0.51% 5/28/21 (a)(b)(c)	131,600,000	131,673,572
3% 1/10/23 (a)	223,000	233,245
New York Life Insurance Co. 3.75% 5/15/50 (a)	7,429,000	7,861,590
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	2,000	2,708
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	18,436,299
Progressive Corp. 3.2% 3/26/30	3,815,000	4,094,822
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,498,319
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	12,910,500
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	16,941,000	16,483,589
4.9% 9/15/44 (a)	29,277,000	35,801,819
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	9,326,902
Unum Group:
3.875% 11/5/25	16,863,000	18,251,165
4% 3/15/24	600,000	652,223
4% 6/15/29	21,076,000	22,830,974
4.5% 3/15/25	30,131,000	33,674,899
5.75% 8/15/42	29,395,000	34,326,002
		781,056,218

TOTAL FINANCIALS		6,186,766,616

HEALTH CARE - 1.8%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	41,088,000	42,034,875
Health Care Providers & Services - 1.0%
Aetna, Inc. 2.75% 11/15/22	52,000	53,566
Centene Corp.:
3.375% 2/15/30	17,480,000	17,643,788
4.25% 12/15/27	19,645,000	20,664,110
4.625% 12/15/29	30,530,000	33,042,772
Cigna Corp.:
3.05% 10/15/27	67,800,000	72,523,649
4.375% 10/15/28	29,050,000	33,235,166
4.8% 8/15/38	18,087,000	21,617,536
4.9% 12/15/48	18,071,000	22,134,409
CVS Health Corp.:
3% 8/15/26	2,965,000	3,168,262
3.625% 4/1/27	7,479,000	8,208,730
3.7% 3/9/23	1,686,000	1,789,297
3.875% 7/20/25	20,803,000	22,994,734
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,120,956
Toledo Hospital:
5.325% 11/15/28	9,969,000	11,495,740
6.015% 11/15/48	19,653,000	23,742,728
		293,435,443
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	63,993,000	71,215,576
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	4,786,000	4,827,878
5.272% 8/28/23 (b)	15,106,000	16,257,833
5.9% 8/28/28 (b)	6,362,000	7,212,918
Mylan NV 4.55% 4/15/28	6,911,000	7,804,560
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,627,000	4,621,216
2.8% 7/21/23	5,108,000	5,091,654
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	29,136,000	29,227,988
3.95% 6/15/26	12,375,000	13,630,950
Viatris, Inc.:
1.125% 6/22/22 (a)	13,597,000	13,670,838
1.65% 6/22/25 (a)	4,370,000	4,385,436
2.7% 6/22/30 (a)	22,216,000	21,937,916
3.85% 6/22/40 (a)	9,677,000	9,903,068
4% 6/22/50 (a)	16,712,000	17,030,387
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,425,043
		229,243,261

TOTAL HEALTH CARE		564,713,579

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (a)	9,575,000	10,163,480
The Boeing Co.:
5.805% 5/1/50	12,370,000	15,573,217
5.93% 5/1/60	12,640,000	16,218,703
		41,955,400
Industrial Conglomerates - 0.2%
3M Co.:
2.65% 4/15/25	1,885,000	2,002,115
3.05% 4/15/30	1,519,000	1,612,420
3.7% 4/15/50	1,875,000	2,036,595
General Electric Co.:
3.45% 5/1/27	5,953,000	6,464,687
3.625% 5/1/30	13,841,000	14,902,113
4.35% 5/1/50	17,470,000	19,390,735
		46,408,665
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	3,746,000	3,987,107
3.1% 4/15/30	9,897,000	10,585,518
		14,572,625
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23 (a)	16,357,000	17,100,099
3.625% 5/15/25 (a)	12,349,000	13,398,641
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,280,004
		33,778,744
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	6,234,030
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	6,207,845
3% 9/15/23	4,193,000	4,378,991
3.375% 6/1/21	12,669,000	12,726,746
3.375% 7/1/25	28,656,000	30,268,850
3.75% 2/1/22	22,536,000	23,009,037
3.875% 7/3/23	1,190,000	1,265,245
4.25% 2/1/24	28,366,000	30,780,889
4.25% 9/15/24	16,843,000	18,400,069
		127,037,672
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	7,614,000	7,764,011
3.95% 7/1/24 (a)	10,113,000	10,572,141
4.375% 5/1/26 (a)	21,306,000	22,273,160
5.25% 5/15/24 (a)	21,769,000	23,513,294
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,157,847
		67,280,453

TOTAL INDUSTRIALS		337,267,589

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	22,400,000	24,479,991
5.85% 7/15/25 (a)	5,417,000	6,315,101
6.02% 6/15/26 (a)	7,709,000	9,126,275
6.1% 7/15/27 (a)	9,944,000	11,954,192
6.2% 7/15/30 (a)	8,607,000	10,687,352
		62,562,911
IT Services - 0.1%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	3,328,396
3.35% 3/26/30	4,213,000	4,640,328
		7,968,724
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc.:
1.95% 2/15/28 (a)	7,184,000	7,022,513
2.45% 2/15/31 (a)	61,131,000	57,695,825
2.6% 2/15/33 (a)	61,131,000	56,945,723
3.5% 2/15/41 (a)	49,365,000	47,278,999
3.75% 2/15/51 (a)	23,167,000	22,152,654
Micron Technology, Inc. 2.497% 4/24/23	30,060,000	31,198,973
NVIDIA Corp.:
2.85% 4/1/30	8,300,000	8,716,662
3.5% 4/1/50	17,971,000	18,981,067
		249,992,416
Software - 0.5%
Oracle Corp.:
2.5% 4/1/25	24,552,000	25,797,217
2.8% 4/1/27	24,552,000	25,856,753
2.95% 4/1/30	24,600,000	25,366,194
3.6% 4/1/40	24,550,000	24,656,028
3.6% 4/1/50	24,550,000	23,778,684
3.85% 4/1/60	24,600,000	24,138,153
		149,593,029
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,847,265

TOTAL INFORMATION TECHNOLOGY		477,964,345

MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	15,269,171
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	7,498,000	8,111,899
4.5% 8/1/47 (a)	7,610,000	8,573,141
		16,685,040

TOTAL MATERIALS		31,954,211

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	18,101,979
4.9% 12/15/30	17,745,000	20,961,660
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	17,147,793
3.85% 2/1/23	432,000	453,917
4.5% 12/1/28	18,628,000	21,097,322
Corporate Office Properties LP:
2.25% 3/15/26	7,272,000	7,389,596
2.75% 4/15/31	5,118,000	4,948,994
5% 7/1/25	16,822,000	18,938,411
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,295,915
3.625% 4/15/23	6,176,000	6,493,711
3.75% 12/1/24	4,721,000	5,161,703
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	6,259,857
3.5% 8/1/26	6,318,000	6,901,727
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	2,952,525
3.4% 2/1/25	15,000,000	16,118,174
3.5% 7/15/29	3,125,000	3,349,814
Highwoods/Forsyth LP 3.2% 6/15/21	1,530,000	1,531,143
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	41,669,101
Lexington Corporate Properties Trust:
2.7% 9/15/30	7,890,000	7,701,257
4.4% 6/15/24	8,117,000	8,796,098
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	22,119,000	21,189,903
3.375% 2/1/31	14,471,000	14,353,313
3.625% 10/1/29	26,970,000	27,538,668
4.375% 8/1/23	7,048,000	7,570,088
4.5% 1/15/25	12,446,000	13,451,935
4.5% 4/1/27	86,567,000	94,357,681
4.75% 1/15/28	28,933,000	31,778,712
4.95% 4/1/24	6,427,000	7,003,321
5.25% 1/15/26	28,200,000	31,878,478
Realty Income Corp. 3.25% 1/15/31	4,502,000	4,752,201
Regency Centers LP 3.7% 6/15/30	25,000,000	26,729,092
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,874,877
5% 12/15/23	3,475,000	3,739,489
Retail Properties America, Inc.:
4% 3/15/25	27,373,000	28,659,195
4.75% 9/15/30	42,235,000	44,702,453
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	11,476,354
4.25% 2/1/26	15,247,000	16,265,985
Store Capital Corp.:
2.75% 11/18/30	8,515,000	8,333,225
4.625% 3/15/29	8,847,000	9,845,096
Ventas Realty LP:
3% 1/15/30	35,454,000	36,153,784
3.125% 6/15/23	6,476,000	6,771,538
3.5% 2/1/25	7,488,000	8,085,400
3.75% 5/1/24	7,900,000	8,523,975
4% 3/1/28	10,351,000	11,433,645
4.125% 1/15/26	7,649,000	8,571,502
4.375% 2/1/45	3,802,000	3,948,376
4.75% 11/15/30	41,973,000	48,385,761
VEREIT Operating Partnership LP:
2.2% 6/15/28	3,445,000	3,380,590
2.85% 12/15/32	4,238,000	4,104,300
3.4% 1/15/28	7,083,000	7,468,812
Weingarten Realty Investors 3.375% 10/15/22	2,433,000	2,514,501
Welltower, Inc. 4% 6/1/25	4,568,000	5,021,530
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	6,556,608
4% 2/1/25	26,847,000	29,218,429
4.6% 4/1/24	14,578,000	16,028,963
		832,938,477
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	27,491,798
3.95% 11/15/27	20,195,000	21,445,353
4.1% 10/1/24	23,803,000	25,685,043
4.55% 10/1/29	27,295,000	28,921,472
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	22,793,350
4.875% 3/1/26	19,900,000	22,860,270
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,711,368
Mack-Cali Realty LP:
3.15% 5/15/23	25,348,000	25,404,623
4.5% 4/18/22	15,420,000	15,609,963
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,929,034
Post Apartment Homes LP 3.375% 12/1/22	3,720,000	3,862,889
Tanger Properties LP:
3.125% 9/1/26	16,602,000	17,095,072
3.75% 12/1/24	16,463,000	17,552,360
3.875% 12/1/23	8,279,000	8,680,016
3.875% 7/15/27	28,881,000	30,317,944
		277,360,555

TOTAL REAL ESTATE		1,110,299,032

UTILITIES - 2.0%
Electric Utilities - 0.9%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	15,860,895
3.743% 5/1/26	60,730,000	65,918,410
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,358,654
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	5,772,000	5,532,267
5.9% 12/1/21 (a)	13,307,000	13,740,760
Eversource Energy 2.8% 5/1/23	435,000	452,756
Exelon Corp.:
4.05% 4/15/30	7,291,000	8,124,210
4.7% 4/15/50	3,246,000	3,888,080
FirstEnergy Corp.:
4.75% 3/15/23	80,559,000	84,886,629
7.375% 11/15/31	56,726,000	75,854,574
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	10,317,709
		285,934,944
Gas Utilities - 0.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	7,261,000	8,980,949
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	5,926,000	5,942,083
		14,923,032
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP:
2.7% 6/15/21	5,930,000	5,945,521
3.55% 6/15/26	6,732,000	7,299,919
The AES Corp.:
1.375% 1/15/26 (a)	30,500,000	29,726,598
2.45% 1/15/31 (a)	23,885,000	22,836,015
3.3% 7/15/25 (a)	37,234,000	39,512,721
3.95% 7/15/30 (a)	32,477,000	34,720,511
		140,041,285
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	4,597,422
4.05% 4/15/25	53,700,000	59,455,190
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,518,785
3.95% 4/1/50	5,775,000	6,264,558
NiSource, Inc. 2.95% 9/1/29	40,740,000	41,934,573
Puget Energy, Inc.:
4.1% 6/15/30	14,579,000	15,799,502
6% 9/1/21	10,692,000	10,927,654
Sempra Energy:
2.875% 10/1/22	1,154,000	1,186,093
6% 10/15/39	5,386,000	7,143,254
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(c)	12,629,000	11,524,457
		162,351,488

TOTAL UTILITIES		603,250,749

TOTAL NONCONVERTIBLE BONDS
(Cost $12,016,041,684)		12,658,389,642

U.S. Treasury Obligations - 18.3%
U.S. Treasury Bonds:
1.875% 2/15/51 (d)(e)(f)(g)	$1,693,508,000	$1,502,988,337
3% 2/15/49	924,760,000	1,038,910,063
U.S. Treasury Notes:
0.875% 11/15/30 (d)	301,567,000	278,902,355
1.125% 2/15/31 (d)(e)(f)	1,023,949,000	967,471,813
1.25% 3/31/28	928,563,000	918,987,194
1.625% 5/15/26	68,147,900	70,381,341
2% 5/31/24	311,790,000	327,416,039
2.125% 7/31/24	245,203,000	258,813,682
2.125% 11/30/24	264,890,000	280,007,354
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,737,715,678)		5,643,878,178

U.S. Government Agency - Mortgage Securities - 25.2%
Fannie Mae - 5.9%
12 month U.S. LIBOR + 1.400% 3.046% 5/1/33 (b)(c)	2,245	2,333
12 month U.S. LIBOR + 1.440% 2.266% 4/1/37 (b)(c)	28,464	29,769
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (b)(c)	22,323	23,359
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	6,322	6,607
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	52,523	55,261
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (b)(c)	19,992	20,966
12 month U.S. LIBOR + 1.620% 2.201% 3/1/33 (b)(c)	31,279	32,615
12 month U.S. LIBOR + 1.620% 2.715% 5/1/36 (b)(c)	61,128	64,250
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (b)(c)	27,001	28,426
12 month U.S. LIBOR + 1.630% 2.333% 5/1/35 (b)(c)	63,132	66,182
12 month U.S. LIBOR + 1.640% 2.395% 7/1/35 (b)(c)	135,134	141,605
12 month U.S. LIBOR + 1.640% 2.727% 6/1/47 (b)(c)	45,322	48,152
12 month U.S. LIBOR + 1.670% 2.322% 7/1/43 (b)(c)	571,703	597,029
12 month U.S. LIBOR + 1.670% 2.513% 11/1/36 (b)(c)	213,765	223,142
12 month U.S. LIBOR + 1.700% 2.99% 6/1/42 (b)(c)	43,072	44,815
12 month U.S. LIBOR + 1.730% 2.14% 3/1/40 (b)(c)	56,479	59,528
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (b)(c)	32,783	34,571
12 month U.S. LIBOR + 1.750% 2.311% 7/1/35 (b)(c)	31,769	33,364
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (b)(c)	56,900	59,884
12 month U.S. LIBOR + 1.750% 3.287% 3/1/36 (b)(c)	104,706	110,117
12 month U.S. LIBOR + 1.770% 2.535% 5/1/36 (b)(c)	111,721	117,901
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (b)(c)	93,348	98,160
12 month U.S. LIBOR + 1.800% 2.384% 12/1/40 (b)(c)	1,533,523	1,613,638
12 month U.S. LIBOR + 1.800% 2.703% 7/1/41 (b)(c)	38,904	40,885
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (b)(c)	42,894	45,202
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (b)(c)	79,336	83,413
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	23,998	25,288
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	41,862	44,171
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (b)(c)	160,851	169,267
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	16,191	16,793
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	92,888	98,596
6 month U.S. LIBOR + 1.310% 1.563% 5/1/34 (b)(c)	65,977	68,125
6 month U.S. LIBOR + 1.420% 1.691% 9/1/33 (b)(c)	163,660	169,497
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (b)(c)	67,003	69,705
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (b)(c)	307	319
6 month U.S. LIBOR + 1.530% 1.987% 12/1/34 (b)(c)	32,976	34,329
6 month U.S. LIBOR + 1.530% 2.025% 3/1/35 (b)(c)	34,195	35,625
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (b)(c)	4,549	4,731
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	7,482	7,808
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (b)(c)	1,102	1,153
6 month U.S. LIBOR + 1.960% 2.648% 9/1/35 (b)(c)	14,374	15,130
6 month U.S. LIBOR + 2.500% 2.75% 3/1/36 (b)(c)	52,513	55,230
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	20,269	21,322
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.44% 8/1/36 (b)(c)	290,429	306,162
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	57,895	60,804
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	49,867	52,387
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.733% 5/1/35 (b)(c)	28,078	29,595
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.854% 7/1/34 (b)(c)	77,668	81,613
2.5% 9/1/29 to 6/1/50 (g)	99,269,761	103,062,355
3% 7/1/27 to 9/1/50 (g)	655,134,739	689,331,776
3.25% 12/1/41	20,991	22,545
3.4% 7/1/42 to 9/1/42	379,860	408,427
3.5% 7/1/32 to 4/1/50	486,868,769	521,523,593
3.525% 5/1/42	11,724	12,823
3.65% 5/1/42 to 8/1/42	163,187	178,272
3.9% 4/1/42	31,463	34,798
4% 11/1/31 to 11/1/49	278,707,730	304,834,003
4.25% 11/1/41	97,985	109,090
4.5% to 4.5% 12/1/23 to 9/1/49	114,688,857	127,268,351
5% 1/1/22 to 3/1/45	30,859,131	34,917,811
5.255% 8/1/41 (b)	1,134,761	1,282,682
5.5% 9/1/21 to 5/1/49	16,108,497	18,343,846
6% to 6% 4/1/21 to 1/1/42	14,175,984	16,673,229
6.5% 3/1/22 to 4/1/37	786,542	898,016
6.586% 2/1/39 (b)	898,187	997,202
7% to 7% 9/1/21 to 7/1/37	857,087	977,191
7.5% to 7.5% 2/1/22 to 2/1/32	608,825	697,881
8% 8/1/29 to 3/1/37	9,651	11,724

TOTAL FANNIE MAE		1,826,634,439

Freddie Mac - 4.7%
12 month U.S. LIBOR + 1.320% 1.73% 1/1/36 (b)(c)	25,830	26,879
12 month U.S. LIBOR + 1.370% 1.977% 3/1/36 (b)(c)	86,570	90,382
12 month U.S. LIBOR + 1.500% 2.406% 3/1/36 (b)(c)	65,202	68,252
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (b)(c)	15,409	16,149
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (b)(c)	689,182	723,433
12 month U.S. LIBOR + 1.750% 2.323% 9/1/41 (b)(c)	292,112	306,946
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (b)(c)	181,765	191,302
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (b)(c)	6,594	6,961
12 month U.S. LIBOR + 1.800% 2.904% 5/1/35 (b)(c)	122,456	129,190
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (b)(c)	30,567	32,310
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	28,962	30,410
12 month U.S. LIBOR + 1.880% 3.726% 4/1/41 (b)(c)	15,521	16,323
12 month U.S. LIBOR + 1.890% 2.572% 10/1/42 (b)(c)	98,432	104,095
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	18,149	19,175
12 month U.S. LIBOR + 1.910% 2.928% 6/1/41 (b)(c)	56,797	59,977
12 month U.S. LIBOR + 1.910% 2.987% 5/1/41 (b)(c)	44,731	47,224
12 month U.S. LIBOR + 1.910% 3.369% 5/1/41 (b)(c)	56,285	59,402
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (b)(c)	17,042	18,027
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (b)(c)	46,967	49,223
12 month U.S. LIBOR + 2.040% 2.568% 3/1/33 (b)(c)	1,029	1,079
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (b)(c)	43,129	45,656
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (b)(c)	58,412	61,824
6 month U.S. LIBOR + 1.120% 1.375% 8/1/37 (b)(c)	26,759	27,510
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (b)(c)	3,339	3,487
6 month U.S. LIBOR + 1.650% 1.905% 4/1/35 (b)(c)	120,062	125,312
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(c)	9,541	10,019
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (b)(c)	14,489	15,244
6 month U.S. LIBOR + 1.860% 2.142% 10/1/35 (b)(c)	63,137	66,210
6 month U.S. LIBOR + 1.880% 2.375% 10/1/36 (b)(c)	99,843	104,557
6 month U.S. LIBOR + 2.020% 2.269% 6/1/37 (b)(c)	20,579	21,645
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (b)(c)	53,993	56,972
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.967% 6/1/33 (b)(c)	78,714	82,642
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.369% 1/1/35 (b)(c)	4,971	5,248
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.915% 6/1/33 (b)(c)	140,865	147,628
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.694% 3/1/35 (b)(c)	270,292	284,767
2.5% 10/1/29 to 11/1/50	282,535,624	291,873,142
3% 6/1/31 to 6/1/50	414,897,661	437,838,992
3.5% 6/1/27 to 4/1/50	328,544,951	353,357,756
3.5% 8/1/47	21,833,575	23,390,450
4% 6/1/33 to 1/1/49	228,161,291	249,952,747
4% 4/1/48	98,317	105,887
4.5% 6/1/25 to 12/1/48	64,773,899	72,148,818
5% 8/1/33 to 7/1/41	17,905,095	20,554,773
5.5% 6/1/22	19,084	19,449
6% 12/1/21 to 12/1/37	1,340,442	1,563,151
6.5% 7/1/21 to 9/1/39	2,257,951	2,657,813
7% 6/1/21 to 9/1/36	496,266	578,082
7.5% 4/1/22 to 6/1/32	136,692	156,092
8% 7/1/24 to 4/1/32	20,678	23,652
8.5% 9/1/21 to 1/1/28	10,736	12,103

TOTAL FREDDIE MAC		1,457,288,367

Ginnie Mae - 6.7%
3% 5/15/42 to 11/20/50	456,062,486	475,535,681
3.5% 9/20/40 to 8/20/50	195,897,230	210,795,916
4% 7/15/39 to 6/20/49	323,698,328	350,845,699
4.5% 6/20/33 to 8/15/41	43,360,374	48,836,960
5.5% 7/15/33 to 9/15/39	1,477,385	1,704,390
6% to 6% 10/15/30 to 5/15/40	1,499,867	1,748,620
7% to 7% 10/15/22 to 3/15/33	1,439,067	1,658,024
7.5% to 7.5% 2/15/22 to 9/15/31	273,862	302,575
8% 11/15/21 to 11/15/29	44,215	48,168
8.5% 11/15/21 to 11/15/31	40,660	47,498
9% 1/15/23	68	72
9.5% 3/15/23	1	1
2% 4/1/51 (h)	21,800,000	22,000,536
2% 4/1/51 (h)	38,100,000	38,450,478
2% 4/1/51 (h)	27,300,000	27,551,130
2% 4/1/51 (h)	27,300,000	27,551,130
2% 4/1/51 (h)	21,800,000	22,000,536
2% 4/1/51 (h)	54,700,000	55,203,180
2% 4/1/51 (h)	80,400,000	81,139,592
2% 4/1/51 (h)	40,200,000	40,569,796
2% 4/1/51 (h)	54,000,000	54,496,741
2% 4/1/51 (h)	65,350,000	65,951,148
2% 4/1/51 (h)	42,400,000	42,790,033
2% 4/1/51 (h)	38,850,000	39,207,377
2% 5/1/51 (h)	73,750,000	74,307,425
2.5% 12/20/50 to 1/20/51	141,180,938	145,796,171
2.5% 4/1/51 (h)	24,500,000	25,270,523
2.5% 4/1/51 (h)	24,500,000	25,270,523
2.5% 4/1/51 (h)	12,600,000	12,996,269
2.5% 4/1/51 (h)	68,150,000	70,293,311
2.5% 4/1/51 (h)	33,350,000	34,398,854
2.5% 4/1/51 (h)	6,300,000	6,498,134
3% 4/1/51 (h)	15,250,000	15,877,260
3% 4/1/51 (h)	8,250,000	8,589,337
3% 4/1/51 (h)	15,250,000	15,877,260
3% 5/1/51 (h)	10,000,000	10,416,396
5% 12/15/32 to 4/20/48	20,085,947	22,693,041
6.5% 3/20/31 to 6/15/37	192,887	226,149

TOTAL GINNIE MAE		2,076,945,934

Uniform Mortgage Backed Securities - 7.9%
1.5% 4/1/36 (h)	63,100,000	63,371,841
1.5% 4/1/36 (h)	63,100,000	63,371,841
1.5% 4/1/36 (h)	54,000,000	54,232,637
1.5% 4/1/36 (h)	24,675,000	24,781,302
1.5% 5/1/36 (h)	69,200,000	69,379,180
2% 4/1/51 (h)	2,900,000	2,893,185
2% 4/1/51 (h)	34,900,000	34,817,988
2% 4/1/51 (h)	40,400,000	40,305,064
2% 4/1/51 (h)	40,200,000	40,105,534
2% 4/1/51 (h)	2,900,000	2,893,185
2% 4/1/51 (h)	46,300,000	46,191,200
2% 4/1/51 (h)	48,900,000	48,785,090
2% 4/1/51 (h)	48,900,000	48,785,090
2% 4/1/51 (h)	19,500,000	19,454,177
2% 4/1/51 (h)	75,100,000	74,923,523
2% 4/1/51 (h)	55,550,000	55,419,463
2% 4/1/51 (h)	55,550,000	55,419,463
2% 4/1/51 (h)	38,450,000	38,359,646
2% 4/1/51 (h)	63,350,000	63,201,134
2% 4/1/51 (h)	31,250,000	31,176,566
2% 4/1/51 (h)	31,150,000	31,076,801
2% 4/1/51 (h)	15,900,000	15,862,637
2% 4/1/51 (h)	20,700,000	20,651,357
2% 5/1/51 (h)	52,400,000	52,186,805
2% 5/1/51 (h)	34,900,000	34,758,006
2% 5/1/51 (h)	34,900,000	34,758,006
2% 5/1/51 (h)	61,100,000	60,851,409
2% 5/1/51 (h)	52,400,000	52,186,805
2% 5/1/51 (h)	61,100,000	60,851,409
2.5% 4/1/51 (h)	31,600,000	32,423,325
2.5% 4/1/51 (h)	66,450,000	68,181,328
2.5% 4/1/51 (h)	39,300,000	40,323,946
2.5% 4/1/51 (h)	17,700,000	18,161,166
2.5% 4/1/51 (h)	57,700,000	59,203,350
2.5% 4/1/51 (h)	111,450,000	114,353,785
2.5% 4/1/51 (h)	49,000,000	50,276,675
2.5% 4/1/51 (h)	48,950,000	50,225,373
2.5% 4/1/51 (h)	29,150,000	29,909,492
2.5% 4/1/51 (h)	34,050,000	34,937,159
2.5% 4/1/51 (h)	17,700,000	18,161,166
2.5% 5/1/51 (h)	57,000,000	58,362,653
2.5% 5/1/51 (h)	57,000,000	58,362,653
2.5% 5/1/51 (h)	66,450,000	68,038,567
3% 4/1/51 (h)	97,200,000	101,247,515
3% 4/1/51 (h)	86,650,000	90,258,201
3% 4/1/51 (h)	58,100,000	60,519,348
3% 4/1/51 (h)	24,250,000	25,259,797
3% 4/1/51 (h)	18,950,000	19,739,099
3% 4/1/51 (h)	38,500,000	40,103,182
3% 4/1/51 (h)	6,100,000	6,354,011
3% 5/1/51 (h)	113,350,000	118,092,156
3.5% 4/1/51 (h)	17,950,000	18,962,486
3.5% 5/1/51 (h)	11,050,000	11,685,371

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,434,192,148

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,720,329,318)		7,795,060,888

Asset-Backed Securities - 7.0%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$11,244,425	$10,748,680
Series 2019-1 Class A, 3.844% 5/15/39 (a)	17,992,779	17,851,602
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	26,394,615	26,506,520
Class B, 4.458% 10/16/39 (a)	4,664,187	4,396,486
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	9,684,000	9,690,535
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5424% 7/22/32 (a)(b)(c)	39,181,000	39,201,217
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	20,562,000	20,604,666
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	28,570,000	28,576,543
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0% 4/20/34 (a)(b)(c)(h)	43,014,000	43,003,247
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (a)(b)(c)	13,523,000	13,561,162
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	12,745,288	12,722,995
Class B, 4.335% 1/16/40 (a)	2,108,877	1,984,191
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(c)	24,769,000	24,812,445
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	27,270,000	27,287,180
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (a)(b)(c)	25,273,000	25,317,582
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (a)(b)(c)	29,947,000	29,977,576
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/33 (a)(b)(c)	60,917,000	61,145,134
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6413% 10/15/32 (a)(b)(c)	32,674,000	32,745,491
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	28,600,000	28,611,268
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (a)(b)(c)	12,008,000	12,055,191
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	34,963,063	35,191,393
Class AA, 2.487% 12/16/41 (a)(b)	5,718,375	5,762,200
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.0875% 5/25/29 (b)(c)	1,189,301	1,190,767
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.0678% 7/25/29 (b)(c)	726,130	728,236
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(c)	28,924,000	28,930,479
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	15,905,371	16,072,791
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	2,650,261	2,674,767
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	28,840,431	28,779,133
Class B, 5.095% 4/15/39 (a)	12,004,750	11,563,816
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	24,628,133	24,677,695
Series 2021-1A Class A, 3.474% 1/15/46 (a)	8,296,583	8,424,352
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (a)(b)(c)	21,046,000	21,149,883
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (a)(b)(c)	15,387,000	15,422,205
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	16,250,000	16,306,501
CEDF:
Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (a)(b)(c)	6,260,000	6,258,435
Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 0% 4/20/34 (a)(b)(c)(h)	26,059,000	26,061,632
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (a)(b)(c)	26,897,000	27,038,882
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	5,158,227	5,175,954
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.591% 9/28/30 (b)(c)	752,935	750,166
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	28,400,000	28,392,758
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	37,850,000	37,895,950
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	228,164	228,386
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	14,848	14,863
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	19,243,521	19,455,775
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	744,538	747,240
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	375,712	375,953
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	15,168,860	15,445,388
Class A2II, 4.03% 11/20/47 (a)	25,606,060	27,178,528
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (a)(b)(c)	22,460,000	22,471,163
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 7/15/30 (a)(b)(c)	12,662,000	12,658,835
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (a)(b)(c)	9,296,000	9,333,221
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	12,000,000	12,004,668
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	23,943,000	24,028,117
Dryden Senior Loan Fund:
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (a)(b)(c)	25,176,000	25,181,589
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4034% 4/17/33 (a)(b)(c)	20,000,000	20,129,520
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 10/15/30 (a)(b)(c)	28,000,000	28,091,588
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	29,400,000	29,449,304
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4101% 1/15/34 (a)(b)(c)	6,000,000	6,003,144
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	23,500,000	23,481,463
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	18,917,259	18,911,983
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.5138% 11/16/32 (a)(b)(c)	27,566,000	27,638,995
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	27,700,000	27,935,782
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A1, 2.23% 9/15/24	12,531,000	12,862,674
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.516% 9/15/23 (a)(b)(c)	9,862,000	9,874,542
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	12,712,812	12,862,872
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	15,234,240	15,216,178
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	22,374,000	22,904,219
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 1.2336% 7/25/33 (b)(c)	1,092,767	1,094,761
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	13,900,000	13,903,169
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (a)(b)(c)(h)	30,470,000	30,499,251
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5413% 7/15/32 (a)(b)(c)	32,392,000	32,407,159
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (a)(b)(c)	30,270,000	30,335,353
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (a)(b)(c)	7,913,000	7,913,997
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 10/15/32 (a)(b)(c)	13,483,000	13,556,240
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 1/15/33 (a)(b)(c)	91,626,000	91,882,736
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 0% 4/20/34 (a)(b)(c)	25,147,000	25,149,540
Magnetite XXIII, Ltd. Series 2019-23A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 10/25/32 (a)(b)(c)	16,300,000	16,348,867
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	26,100,000	26,102,062
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	5,608,868	5,651,271
Series 2020-1A Class A, 2.24% 3/15/30 (a)	2,856,579	2,867,402
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (a)(b)(c)	28,992,000	29,002,698
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.106% 8/10/23 (a)(b)(c)	50,000,000	49,838,000
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	24,032,402	24,001,833
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7086% 7/26/66 (a)(b)(c)	663,047	664,484
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8736% 9/25/35 (b)(c)	87,044	87,013
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5234% 7/17/32 (a)(b)(c)	29,962,000	30,007,183
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3536% 1/25/36 (b)(c)	2,353,865	2,362,600
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	21,398,138	20,513,111
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	22,889,572	22,833,168
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	109,803	109,909
Series 2019-4A Class A, 2.48% 2/17/26 (a)	1,423,315	1,428,436
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	8,313,197	8,340,048
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	24,049,024	23,859,008
Class B, 4.335% 3/15/40 (a)	2,308,845	2,085,957
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	28,285,000	29,665,438
1.884% 7/15/50 (a)	10,516,000	10,639,193
2.328% 7/15/52 (a)	8,041,000	8,167,084
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6539% 12/15/27 (a)(b)(c)	1,179,729	1,179,909
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	8,813,010	8,890,319
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (a)(b)(c)	29,062,883	29,153,327
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4867% 1/15/34 (a)(b)(c)	16,800,000	16,828,997
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 0.98% 4/19/34 (a)(b)(c)(h)	15,000,000	14,996,250
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	22,750,000	22,754,778
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (a)(b)(c)	19,234,000	19,279,065
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9686% 9/25/34 (b)(c)	63,433	59,043
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	36,209,730	36,277,540
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	34,785,683	34,440,665
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.7348% 3/25/58 (a)(b)	1,330,081	1,409,098
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	2,912,382	2,981,945
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	7,744,739	7,862,405
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (a)(b)(c)	3,641,000	2,348,445
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	61,815	61,858
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5913% 4/15/32 (a)(b)(c)	31,061,000	31,055,409
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (a)(b)(c)	30,608,000	30,687,152
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.494% 7/20/32 (a)(b)(c)	31,233,000	31,250,584
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.8234% 7/19/31 (a)(b)(c)	27,900,000	27,943,022
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	36,700,000	36,898,033
TOTAL ASSET-BACKED SECURITIES
(Cost $2,155,963,507)		2,161,408,511

Collateralized Mortgage Obligations - 1.4%
Private Sponsor - 0.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	18,714,000	18,704,549
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	23,907,257	23,874,607
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5609% 2/20/49 (b)(c)	7,095,649	7,163,535
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	9,000,000	9,193,950
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	7,626,175	7,640,086
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	23,360,487	24,445,682
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	15,751,426	16,652,299
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,587,302	1,595,542
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	8,899,118	8,799,492
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	16,332	15,953
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	8,509,000	8,524,444
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7486% 9/25/43 (b)(c)	1,097,524	1,074,806

TOTAL PRIVATE SPONSOR		127,684,945

U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9086% 2/25/32 (b)(c)	10,708	10,887
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1081% 3/18/32 (b)(c)	19,356	19,777
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1086% 4/25/32 (b)(c)	21,885	22,404
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1086% 10/25/32 (b)(c)	28,781	29,437
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8586% 1/25/32 (b)(c)	10,485	10,640
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9914% 12/25/33 (b)(i)(j)	360,531	94,143
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5714% 11/25/36 (b)(i)(j)	269,273	53,799
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.4086% 1/25/43 (b)(c)	1,132,339	1,132,371
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.4586% 5/25/47 (b)(c)	2,437,339	2,441,626
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.4086% 5/25/48 (b)(c)	1,464,193	1,463,561
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.4086% 6/25/48 (b)(c)	4,245,729	4,242,428
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	3,122	3,239
Series 1993-207 Class H, 6.5% 11/25/23	79,345	84,022
Series 1996-28 Class PK, 6.5% 7/25/25	28,811	30,606
Series 1999-17 Class PG, 6% 4/25/29	139,856	154,811
Series 1999-32 Class PL, 6% 7/25/29	147,538	163,780
Series 1999-33 Class PK, 6% 7/25/29	109,180	121,374
Series 1999-54 Class PH, 6.5% 11/18/29	293,465	314,095
Series 1999-57 Class PH, 6.5% 12/25/29	419,687	475,069
Series 2001-52 Class YZ, 6.5% 10/25/31	14,347	16,544
Series 2003-28 Class KG, 5.5% 4/25/23	38,590	39,988
Series 2005-102 Class CO 11/25/35 (k)	68,641	63,461
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.2676% 8/25/35 (b)(j)	19,065	25,316
Series 2005-81 Class PC, 5.5% 9/25/35	191,380	215,846
Series 2006-12 Class BO 10/25/35 (k)	329,683	304,806
Series 2006-15 Class OP 3/25/36 (k)	376,492	341,506
Series 2006-37 Class OW 5/25/36 (k)	33,440	29,839
Series 2006-45 Class OP 6/25/36 (k)	117,420	105,633
Series 2006-62 Class KP 4/25/36 (k)	192,958	175,405
Series 2012-149:
Class DA, 1.75% 1/25/43	516,595	528,378
Class GA, 1.75% 6/25/42	557,318	571,243
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	31,130	35,216
Series 1999-25 Class Z, 6% 6/25/29	118,385	132,671
Series 2001-20 Class Z, 6% 5/25/31	147,532	164,755
Series 2001-31 Class ZC, 6.5% 7/25/31	81,266	92,347
Series 2002-16 Class ZD, 6.5% 4/25/32	48,773	56,375
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4414% 11/25/32 (b)(i)(j)	177,643	24,459
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	319,894	19,259
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5314% 12/25/36 (b)(i)(j)	195,906	46,856
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3314% 5/25/37 (b)(i)(j)	103,972	21,706
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.4926% 9/25/23 (b)(j)	3,746	4,317
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9914% 3/25/33 (b)(i)(j)	24,818	5,449
Series 2005-72 Class ZC, 5.5% 8/25/35	1,487,749	1,675,495
Series 2005-79 Class ZC, 5.9% 9/25/35	802,757	902,515
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.9682% 6/25/37 (b)(j)	86,753	175,680
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.9482% 7/25/37 (b)(j)	131,099	265,731
Class SB, 39.600% - 1 month U.S. LIBOR 38.9482% 7/25/37 (b)(j)	41,116	75,287
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2414% 3/25/38 (b)(i)(j)	662,055	130,696
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9414% 12/25/40 (b)(i)(j)	642,571	117,850
Class ZA, 4.5% 12/25/40	379,551	409,684
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	337,176	18,908
Series 2010-150 Class ZC, 4.75% 1/25/41	2,844,625	3,132,282
Series 2010-17 Class DI, 4.5% 6/25/21 (i)	1	0
Series 2010-95 Class ZC, 5% 9/25/40	6,123,428	6,739,389
Series 2011-39 Class ZA, 6% 11/25/32	454,599	521,979
Series 2011-4 Class PZ, 5% 2/25/41	998,943	1,180,212
Series 2011-67 Class AI, 4% 7/25/26 (i)	105,681	5,483
Series 2011-83 Class DI, 6% 9/25/26 (i)	45,635	1,290
Series 2012-100 Class WI, 3% 9/25/27 (i)	1,784,752	137,795
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5414% 12/25/30 (b)(i)(j)	463,891	43,326
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4414% 6/25/41 (b)(i)(j)	532,276	46,636
Series 2013-133 Class IB, 3% 4/25/32 (i)	1,002,624	49,086
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9414% 1/25/44 (b)(i)(j)	579,221	100,346
Series 2013-51 Class GI, 3% 10/25/32 (i)	437,520	33,504
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6114% 6/25/35 (b)(i)(j)	510,361	96,387
Series 2015-42 Class IL, 6% 6/25/45 (i)	2,862,176	558,823
Series 2015-70 Class JC, 3% 10/25/45	3,127,319	3,306,475
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	1,491,540	296,891
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0914% 10/25/47 (b)(i)(j)	20,960,379	4,592,916
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 6.0414% 2/25/48 (b)(i)(j)	49,037,241	10,539,157
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 6.0914% 6/25/48 (b)(i)(j)	13,087,019	2,245,221
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 5.9414% 11/25/49 (b)(i)(j)	38,840,604	8,022,492
Series 2019-82 Class PI, 4% 6/25/49 (i)	14,284,976	2,347,017
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 6.0914% 8/25/48 (b)(i)(j)	18,202,396	3,111,720
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	98,725	18,413
Series 343 Class 16, 5.5% 5/25/34 (i)	87,565	14,681
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	61,765	13,969
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	36,482	6,826
Class 13, 6% 3/25/34 (i)	54,512	10,242
Series 359 Class 19, 6% 7/25/35 (b)(i)	31,603	6,516
Series 384 Class 6, 5% 7/25/37 (i)	403,328	73,415
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.906% 1/15/32 (b)(c)	9,349	9,503
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.006% 3/15/32 (b)(c)	11,867	12,103
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.106% 3/15/32 (b)(c)	12,526	12,808
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.006% 6/15/31 (b)(c)	21,444	21,857
Class FG, 1 month U.S. LIBOR + 0.900% 1.006% 3/15/32 (b)(c)	6,699	6,832
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.456% 8/15/47 (b)(c)	1,305,625	1,308,255
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.356% 5/15/37 (b)(c)	504,416	506,410
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	163,861	182,171
Series 2101 Class PD, 6% 11/15/28	14,241	15,794
Series 2121 Class MG, 6% 2/15/29	61,738	68,584
Series 2131 Class BG, 6% 3/15/29	474,260	528,541
Series 2137 Class PG, 6% 3/15/29	71,667	79,968
Series 2154 Class PT, 6% 5/15/29	119,690	133,496
Series 2162 Class PH, 6% 6/15/29	24,904	27,591
Series 2520 Class BE, 6% 11/15/32	182,055	208,261
Series 2693 Class MD, 5.5% 10/15/33	434,594	491,251
Series 2802 Class OB, 6% 5/15/34	189,493	212,233
Series 3002 Class NE, 5% 7/15/35	480,109	534,742
Series 3110 Class OP 9/15/35 (k)	193,326	186,537
Series 3119 Class PO 2/15/36 (k)	443,028	400,707
Series 3121 Class KO 3/15/36 (k)	68,240	62,822
Series 3123 Class LO 3/15/36 (k)	254,576	230,607
Series 3145 Class GO 4/15/36 (k)	252,447	230,053
Series 3189 Class PD, 6% 7/15/36	393,891	459,264
Series 3225 Class EO 10/15/36 (k)	133,915	120,536
Series 3258 Class PM, 5.5% 12/15/36	190,366	217,609
Series 3415 Class PC, 5% 12/15/37	174,370	193,722
Series 3786 Class HI, 4% 3/15/38 (i)	147,191	2,118
Series 3806 Class UP, 4.5% 2/15/41	1,023,157	1,127,675
Series 3832 Class PE, 5% 3/15/41	1,961,255	2,183,566
Series 4135 Class AB, 1.75% 6/15/42	419,177	429,873
Series 4765 Class PE, 3% 12/15/41	1,205,110	1,218,169
sequential payer:
Series 2135 Class JE, 6% 3/15/29	31,282	34,847
Series 2274 Class ZM, 6.5% 1/15/31	46,321	52,365
Series 2281 Class ZB, 6% 3/15/30	87,952	97,203
Series 2303 Class ZV, 6% 4/15/31	43,359	48,561
Series 2357 Class ZB, 6.5% 9/15/31	336,473	387,910
Series 2502 Class ZC, 6% 9/15/32	85,144	97,215
Series 2519 Class ZD, 5.5% 11/15/32	121,835	137,107
Series 2546 Class MJ, 5.5% 3/15/23	25,018	25,977
Series 2601 Class TB, 5.5% 4/15/23	10,755	11,159
Series 2998 Class LY, 5.5% 7/15/25	57,491	61,561
Series 3871 Class KB, 5.5% 6/15/41	2,264,006	2,629,355
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.494% 2/15/36 (b)(i)(j)	117,627	23,994
Series 2013-4281 Class AI, 4% 12/15/28 (i)	933,751	42,801
Series 2017-4683 Class LM, 3% 5/15/47	3,877,314	4,091,165
Series 2017-4720 Class IO, 4% 9/15/47 (i)	16,813,528	3,063,664
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.094% 8/15/47 (b)(i)(j)	11,829,118	2,123,923
Series 2018-4765 Class IB, 4% 3/15/48 (i)	14,421,181	2,804,729
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.111% 8/15/24 (b)(j)	277	315
Class SD, 86.400% - 1 month U.S. LIBOR 85.072% 8/15/24 (b)(j)	433	539
Series 2933 Class ZM, 5.75% 2/15/35	1,690,862	1,959,518
Series 2935 Class ZK, 5.5% 2/15/35	1,561,346	1,772,956
Series 2947 Class XZ, 6% 3/15/35	710,985	818,367
Series 2996 Class ZD, 5.5% 6/15/35	1,244,080	1,435,146
Series 3237 Class C, 5.5% 11/15/36	1,763,282	2,007,349
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.554% 11/15/36 (b)(i)(j)	533,301	123,604
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.644% 3/15/37 (b)(i)(j)	845,547	201,228
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.654% 4/15/37 (b)(i)(j)	1,184,055	264,537
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.474% 6/15/37 (b)(i)(j)	427,821	86,376
Series 3949 Class MK, 4.5% 10/15/34	338,979	372,042
Series 4055 Class BI, 3.5% 5/15/31 (i)	1,029,844	54,943
Series 4149 Class IO, 3% 1/15/33 (i)	225,159	24,693
Series 4314 Class AI, 5% 3/15/34 (i)	327,538	21,186
Series 4427 Class LI, 3.5% 2/15/34 (i)	1,998,763	164,212
Series 4471 Class PA 4% 12/15/40	1,975,021	2,111,886
target amortization class Series 2156 Class TC, 6.25% 5/15/29	76,577	82,593
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0123% 2/15/24 (b)(c)	20,783	20,896
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	56,602	62,743
Series 2056 Class Z, 6% 5/15/28	131,902	146,551
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.406% 5/15/48 (b)(c)	2,768,897	2,766,062
Series 4386 Class AZ, 4.5% 11/15/40	3,948,981	4,292,821
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,618,216	1,745,810
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5839% 6/16/37 (b)(i)(j)	232,459	50,059
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6651% 3/20/60 (b)(c)(l)	3,094,959	3,110,263
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4451% 7/20/60 (b)(c)(l)	395,870	396,082
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4195% 9/20/60 (b)(c)(l)	480,506	480,403
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4195% 8/20/60 (b)(c)(l)	487,983	487,889
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4995% 12/20/60 (b)(c)(l)	1,037,917	1,039,747
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6195% 12/20/60 (b)(c)(l)	1,226,909	1,231,833
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6195% 2/20/61 (b)(c)(l)	1,887,657	1,893,310
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6095% 2/20/61 (b)(c)(l)	2,690,295	2,698,248
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6195% 4/20/61 (b)(c)(l)	1,141,752	1,146,475
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6195% 5/20/61 (b)(c)(l)	1,705,002	1,712,025
Class FC, 1 month U.S. LIBOR + 0.500% 0.6195% 5/20/61 (b)(c)(l)	1,320,751	1,326,245
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6495% 6/20/61 (b)(c)(l)	1,542,272	1,549,344
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6695% 9/20/61 (b)(c)(l)	3,944,054	3,965,387
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7195% 10/20/61 (b)(c)(l)	1,770,703	1,781,537
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5109% 8/20/42 (b)(c)	1,106,738	1,112,323
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8195% 11/20/61 (b)(c)(l)	1,655,874	1,669,710
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8195% 1/20/62 (b)(c)(l)	1,099,274	1,107,845
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7495% 1/20/62 (b)(c)(l)	1,580,942	1,591,524
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7495% 3/20/62 (b)(c)(l)	1,019,628	1,025,763
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7695% 5/20/61 (b)(c)(l)	28,638	28,848
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6395% 10/20/62 (b)(c)(l)	42,215	42,393
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6495% 7/20/60 (b)(c)(l)	18,660	18,683
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4795% 3/20/63 (b)(c)(l)	56,843	56,905
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7195% 1/20/64 (b)(c)(l)	1,373,676	1,381,034
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7195% 12/20/63 (b)(c)(l)	5,462,094	5,493,154
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6195% 6/20/64 (b)(c)(l)	1,338,067	1,343,558
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4195% 3/20/65 (b)(c)(l)	34,796	34,792
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3995% 5/20/63 (b)(c)(l)	26,967	26,945
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3195% 4/20/63 (b)(c)(l)	25,826	25,769
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5195% 12/20/62 (b)(c)(l)	82,354	82,532
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3609% 10/20/47 (b)(c)	3,705,769	3,699,805
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4609% 11/20/48 (b)(c)	8,180,238	8,214,937
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4109% 5/20/48 (b)(c)	3,843,411	3,844,778
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4109% 6/20/48 (b)(c)	4,749,075	4,748,899
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4109% 6/20/48 (b)(c)	4,814,249	4,824,936
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6109% 10/20/49 (b)(c)	3,367,443	3,389,943
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6109% 8/20/49 (b)(c)	4,646,394	4,689,509
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7782% 12/20/40 (b)(j)	2,609,678	3,013,623
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	148,301	13,033
Series 2016-69 Class WA, 3% 2/20/46	1,248,864	1,321,997
Series 2017-134 Class BA, 2.5% 11/20/46	662,400	695,771
Series 2017-153 Class GA, 3% 9/20/47	6,303,528	6,648,139
Series 2017-182 Class KA, 3% 10/20/47	5,282,248	5,570,522
Series 2018-13 Class Q, 3% 4/20/47	7,569,313	7,955,043
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	691,492	767,133
Series 2010-160 Class DY, 4% 12/20/40	5,360,279	5,798,112
Series 2010-170 Class B, 4% 12/20/40	1,196,119	1,294,008
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	361,894	362,711
Series 2017-139 Class BA, 3% 9/20/47	13,781,908	14,641,153
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3939% 5/16/34 (b)(i)(j)	134,803	25,491
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0939% 8/17/34 (b)(i)(j)	134,533	30,362
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5632% 6/16/37 (b)(j)	6,641	11,942
Series 2010-116 Class QB, 4% 9/16/40	402,406	434,537
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8439% 2/16/40 (b)(i)(j)	932,754	155,998
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4451% 5/20/60 (b)(c)(l)	1,207,228	1,207,849
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9891% 7/20/41 (b)(i)(j)	502,688	96,190
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5939% 6/16/42 (b)(i)(j)	499,113	103,743
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5188% 4/20/39 (b)(j)	99,454	103,901
Class ST, 8.800% - 1 month U.S. LIBOR 8.6522% 8/20/39 (b)(j)	158,669	162,045
Series 2013-149 Class MA, 2.5% 5/20/40	5,892,596	6,087,265
Series 2014-2 Class BA, 3% 1/20/44	9,919,208	10,468,738
Series 2014-21 Class HA, 3% 2/20/44	3,921,636	4,137,733
Series 2014-25 Class HC, 3% 2/20/44	6,340,614	6,637,709
Series 2014-5 Class A, 3% 1/20/44	5,794,805	6,089,862
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	231,091	233,800
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.59% 5/20/66 (b)(c)(l)	9,863,348	9,799,159
Series 2017-186 Class HK, 3% 11/16/45	5,403,281	5,660,023
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (b)(c)(l)	10,394,304	10,294,974
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 3.9294% 5/20/65 (b)(l)	391,989	407,065

TOTAL U.S. GOVERNMENT AGENCY		294,160,409

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $416,389,645)		421,845,354

Commercial Mortgage Securities - 5.3%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.856% 11/15/30 (a)(b)(c)	25,794,000	26,359,791
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,000,000	38,841,563
Class ANM, 3.112% 11/5/32 (a)	17,278,000	17,630,393
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	3,878,000	3,735,402
Class CNM, 3.7186% 11/5/32 (a)(b)	1,604,000	1,474,305
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,967,052
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(i)	618,992	27,899
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(i)(m)	13,114,933	1
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,653,370
Series 2019-B14 Class XA, 0.7868% 12/15/62 (b)(i)	109,460,784	5,198,205
Series 2020-B17 Class XA, 1.4194% 3/15/53 (b)(i)	109,928,543	9,570,511
Series 2020-B18 Class XA, 1.7937% 7/15/53 (b)(i)	51,255,245	5,802,053
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.156% 11/15/28 (a)(b)(c)	15,266,000	15,418,936
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 0.7771% 3/15/37 (a)(b)(c)	19,524,000	19,529,738
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.106% 12/15/36 (a)(b)(c)	15,821,929	15,821,926
Class C, 1 month U.S. LIBOR + 1.120% 1.226% 12/15/36 (a)(b)(c)	12,623,412	12,612,033
Class D, 1 month U.S. LIBOR + 1.250% 1.356% 12/15/36 (a)(b)(c)	19,717,033	19,699,231
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.982% 11/15/32 (a)(b)(c)	6,805,000	6,804,999
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.906% 12/15/36 (a)(b)(c)	50,560,513	50,579,079
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.106% 11/15/32 (a)(b)(c)	22,338,000	22,373,848
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1936% 9/15/37 (a)(b)(c)	10,591,024	10,273,877
Class B, 1 month U.S. LIBOR + 1.320% 1.431% 9/15/37 (a)(b)(c)	12,045,566	11,268,126
Class D, 1 month U.S. LIBOR + 2.620% 2.731% 9/15/37 (a)(b)(c)	9,224,499	7,268,909
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.906% 11/15/35 (a)(b)(c)	9,692,200	9,689,286
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.406% 4/15/34 (a)(b)(c)	15,742,000	15,644,294
Class C, 1 month U.S. LIBOR + 1.600% 1.706% 4/15/34 (a)(b)(c)	10,407,000	10,302,801
Class D, 1 month U.S. LIBOR + 1.900% 2.006% 4/15/34 (a)(b)(c)	10,925,000	10,788,258
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.186% 10/15/36 (a)(b)(c)	13,194,432	13,199,041
Class C, 1 month U.S. LIBOR + 1.250% 1.356% 10/15/36 (a)(b)(c)	16,587,796	16,587,791
Class D, 1 month U.S. LIBOR + 1.450% 1.556% 10/15/36 (a)(b)(c)	23,495,851	23,495,842
Class E, 1 month U.S. LIBOR + 1.800% 1.906% 10/15/36 (a)(b)(c)	33,012,884	32,993,054
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.706% 12/15/36 (a)(b)(c)	16,016,534	15,997,305
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.106% 4/15/34 (a)(b)(c)	29,901,000	29,787,197
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.026% 10/15/36 (a)(b)(c)	3,009,636	3,011,524
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	68,583,572	69,080,727
Class A2, 1.99% 7/15/60 (a)	27,107,044	26,862,124
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	49,713,000	49,515,426
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.056% 11/15/36 (a)(b)(c)	12,876,000	12,868,247
Class B, 1 month U.S. LIBOR + 1.250% 1.356% 11/15/36 (a)(b)(c)	6,900,000	6,893,779
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.226% 6/15/34 (a)(b)(c)	42,117,257	41,890,645
Class B, 1 month U.S. LIBOR + 1.500% 1.606% 6/15/34 (a)(b)(c)	7,428,943	7,335,833
Class C, 1 month U.S. LIBOR + 1.750% 1.856% 6/15/34 (a)(b)(c)	8,391,788	8,222,273
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.058% 8/10/56 (b)(i)	52,140,975	3,459,976
COMM Mortgage Trust:
sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (a)	2,000,000	2,067,456
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,960,602
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,250,000	3,318,311
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.086% 5/15/36 (a)(b)(c)	44,040,000	44,080,962
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	8,654,000	8,803,698
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	18,278,483
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,562,015
Class C, 4.782% 4/15/36 (a)(b)	3,781,000	3,697,788
Class D, 4.782% 4/15/36 (a)(b)	7,560,000	6,800,795
Freddie Mac:
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30	46,400,000	44,804,323
Series 2020-K121 Class A2, 1.547% 10/25/30	6,600,000	6,393,582
Series 2020-K739 Class A2, 1.336% 9/25/27	39,056,000	38,833,541
Series 2021-K125 Class A2, 1.846% 1/25/31	15,900,000	15,786,875
Series 2021-K126 Class A2, 2.074% 1/25/31	52,000,000	52,675,418
Series 2021-K127 Class A2, 2.108% 1/25/31	49,000,000	49,928,388
Series 2020-K119 Class A2, 1.566% 9/25/30	21,600,000	20,984,927
Series 2021-K123 Class A2, 1.621% 12/25/30	5,284,000	5,148,275
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.226% 8/15/37 (a)(b)(c)	19,400,000	19,448,211
Class B, 1 month U.S. LIBOR + 1.350% 1.456% 8/15/37 (a)(b)(c)	4,000,000	4,017,038
Class C, 1 month U.S. LIBOR + 1.600% 1.706% 8/15/37 (a)(b)(c)	2,100,000	2,105,332
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.556% 9/15/31 (a)(b)(c)	14,400,000	14,114,668
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	7,800,000	7,842,866
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	15,409,557
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,280,747
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	7,084,211
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,558,000	1,603,260
Series 2012-CBX Class A/S, 4.2707% 6/15/45	3,100,000	3,205,922
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.106% 9/15/29 (a)(b)(c)	14,308,000	14,325,497
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	14,000,000	14,412,476
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,638,188
Class DFX, 5.3503% 7/5/33 (a)	5,907,000	6,221,442
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	7,471,213
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (a)	11,830,000	11,820,805
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 0.806% 3/15/38 (a)	30,911,000	30,929,618
Class B, 1 month U.S. LIBOR + 0.880% 0.986% 3/15/38 (a)(b)(c)	7,459,000	7,463,472
Class C, 1 month U.S. LIBOR + 1.100% 1.206% 3/15/38 (a)(b)(c)	4,693,000	4,697,221
Class D, 1 month U.S. LIBOR + 1.400% 1.506% 3/15/38 (a)(b)(c)	6,528,000	6,538,443
Class E, 1 month U.S. LIBOR + 1.750% 1.856% 3/15/38 (a)(b)(c)	5,703,000	5,712,125
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.256% 8/15/37 (a)(b)(c)	8,311,000	8,337,049
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	32,181,029	34,221,859
Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	39,491,634
Series 2012-C5 Class A/S, 3.792% 8/15/45	12,500,000	12,902,541
Series 2012-C6 Class A/S, 3.476% 11/15/45	11,700,000	12,077,546
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	7,389,000	7,393,422
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.356% 8/15/33 (a)(b)(c)	744,734	740,349
Class C, 1 month U.S. LIBOR + 1.500% 1.606% 8/15/33 (a)(b)(c)	1,792,949	1,771,966
sequential payer:
Series 2014-CPT Class A, 3.35% 7/13/29 (a)	30,000,000	29,997,117
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	42,970,000	44,796,676
Series 2011-C3 Class AJ, 5.2611% 7/15/49 (a)(b)	3,900,000	3,921,592
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	13,473,915
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	5,415,000	5,467,809
Class C, 3.1771% 11/10/36 (a)(b)	5,196,000	5,141,883
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5603% 12/15/37 (a)(b)(c)	16,451,418	16,451,379
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	558,190	637,456
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.206% 3/15/36 (a)(b)(c)	22,943,681	22,828,224
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	18,857,000	19,329,315
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	29,470,000	28,588,756
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,400,000	1,371,951
Class X, 0.4294% 10/10/42 (a)(b)(i)	40,100,000	1,438,800
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	17,400,714
Series 2016-LC24 Class A3, 2.684% 10/15/49	19,800,000	20,664,892
Series 2018-C46 Class XA, 0.9384% 8/15/51 (b)(i)	55,221,186	2,557,873
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	15,663,294
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	28,909,921
Series 2012-C8 Class A/S, 3.66% 8/15/45	11,619,000	11,974,156
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,650,474,440)		1,647,556,510

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	3,715,353
7.55% 4/1/39	28,540,000	46,104,920
Series 2010, 7.625% 3/1/40	1,640,000	2,630,018
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	615,000	630,199
Series 2010 C1, 7.781% 1/1/35	7,020,000	9,241,153
Series 2012 B, 5.432% 1/1/42	6,950,000	7,503,081
Series 2008 E, 6.05% 1/1/29	395,000	432,792
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	16,209,818	16,818,416
5.1% 6/1/33	20,175,000	22,714,288
Series 2010-1, 6.63% 2/1/35	45,930,000	54,995,374
Series 2010-3:
6.725% 4/1/35	39,580,000	47,767,380
7.35% 7/1/35	18,315,000	22,742,256
Series 2010-5, 6.2% 7/1/21	2,017,000	2,038,486
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	41,529,290
TOTAL MUNICIPAL SECURITIES
(Cost $263,660,445)		278,863,006

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 5.625% 1/7/41	$19,502,000	$20,178,476
State of Qatar:
3.4% 4/16/25 (a)	11,185,000	12,142,716
3.75% 4/16/30 (a)	14,185,000	15,878,334
4.4% 4/16/50 (a)	13,195,000	15,306,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,022,179)		63,505,726

Bank Notes - 0.4%
Discover Bank:
3.2% 8/9/21	$33,031,000	$33,280,392
3.35% 2/6/23	5,980,000	6,256,359
4.682% 8/9/28 (b)	23,162,000	24,704,589
KeyBank NA 6.95% 2/1/28	850,000	1,058,126
RBS Citizens NA 2.55% 5/13/21	7,857,000	7,860,693
Regions Bank 6.45% 6/26/37	30,566,000	41,032,598
Synchrony Bank 3.65% 5/24/21	21,962,000	22,009,935
TOTAL BANK NOTES
(Cost $128,586,350)		136,202,692
	Shares	Value

Money Market Funds - 14.4%
Fidelity Cash Central Fund 0.06% (n)	3,859,185,135	$3,859,956,972
Fidelity Securities Lending Cash Central Fund 0.06% (n)(o)	596,639,087	596,698,751
TOTAL MONEY MARKET FUNDS
(Cost $4,456,651,500)		4,456,655,723
TOTAL INVESTMENT IN SECURITIES - 114.1%
(Cost $34,605,834,746)		35,263,366,230
NET OTHER ASSETS (LIABILITIES) - (14.1)%		(4,360,733,199)
NET ASSETS - 100%		$30,902,633,031

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 4/1/51	$(27,300,000)	$(27,551,130)
2% 4/1/51	(73,750,000)	(74,428,419)
2.5% 4/1/51	(12,200,000)	(12,583,689)
2.5% 4/1/51	(31,100,000)	(32,078,092)
2.5% 4/1/51	(24,500,000)	(25,270,523)
2.5% 4/1/51	(9,050,000)	(9,334,622)
3% 4/1/51	(15,250,000)	(15,877,260)
3% 4/1/51	(10,000,000)	(10,411,318)

TOTAL GINNIE MAE		(207,535,053)

Uniform Mortgage Backed Securities
1.5% 4/1/36	(63,100,000)	(63,371,841)
1.5% 4/1/36	(69,200,000)	(69,498,121)
2% 4/1/51	(52,400,000)	(52,276,865)
2% 4/1/51	(5,800,000)	(5,786,371)
2% 4/1/51	(34,900,000)	(34,817,988)
2% 4/1/51	(40,400,000)	(40,305,064)
2% 4/1/51	(34,900,000)	(34,817,988)
2% 4/1/51	(40,200,000)	(40,105,534)
2% 4/1/51	(46,300,000)	(46,191,200)
2% 4/1/51	(2,900,000)	(2,893,185)
2% 4/1/51	(48,900,000)	(48,785,090)
2% 4/1/51	(48,900,000)	(48,785,090)
2% 4/1/51	(52,400,000)	(52,276,865)
2% 4/1/51	(61,100,000)	(60,956,421)
2% 4/1/51	(10,800,000)	(10,774,621)
2% 4/1/51	(75,100,000)	(74,923,523)
2% 5/1/51	(34,900,000)	(34,758,006)
2% 5/1/51	(61,100,000)	(60,851,409)
2.5% 4/1/51	(31,600,000)	(32,423,325)
2.5% 4/1/51	(66,450,000)	(68,181,328)
2.5% 4/1/51	(57,000,000)	(58,485,112)
2.5% 4/1/51	(39,300,000)	(40,323,946)
2.5% 4/1/51	(17,700,000)	(18,161,166)
2.5% 4/1/51	(57,700,000)	(59,203,350)
2.5% 4/1/51	(28,600,000)	(29,345,162)
2.5% 4/1/51	(31,600,000)	(32,423,325)
2.5% 4/1/51	(66,450,000)	(68,181,328)
2.5% 5/1/51	(57,000,000)	(58,362,653)
3% 4/1/51	(113,350,000)	(118,070,019)
3% 4/1/51	(5,650,000)	(5,885,272)
3% 4/1/51	(40,700,000)	(42,394,793)
3% 4/1/51	(38,500,000)	(40,103,182)
3% 4/1/51	(6,100,000)	(6,354,011)
3% 4/1/51	(18,950,000)	(19,739,099)
3% 4/1/51	(18,950,000)	(19,739,099)
3% 4/1/51	(38,500,000)	(40,103,182)
3% 4/1/51	(6,100,000)	(6,354,011)
3.5% 4/1/51	(2,875,000)	(3,037,167)
3.5% 4/1/51	(7,300,000)	(7,711,763)
3.5% 4/1/51	(7,775,000)	(8,213,556)
3.5% 4/1/51	(11,050,000)	(11,673,285)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,576,644,316)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,786,984,746)		$(1,784,179,369)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	290	June 2021	$35,785,547	$(85,468)	$(85,468)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	705	June 2021	108,988,594	(1,225,815)	(1,225,815)

TOTAL PURCHASED					(1,311,283)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	973	June 2021	127,402,188	1,115,169	1,115,169
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,814	June 2021	621,124,547	191,300	191,300

TOTAL SOLD					1,306,469

TOTAL FUTURES CONTRACTS					$(4,814)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 2.4%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)(3)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	JPMorgan Securities LLC	0.5%	Monthly	$10,520,000	$37,039	$(34,014)	$3,025

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (3) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(3)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$69,789,000	$(72,643)	$0	$(72,643)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	42,630,000	(376,321)	0	(376,321)
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	7,498,000	(164,685)	0	(164,685)

TOTAL INTEREST RATE SWAPS							$(613,649)	$0	$(613,649)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,371,771,571 or 17.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,944,403.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,324,196.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $7,446,654.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Level 3 security

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,178,045
Fidelity Securities Lending Cash Central Fund	300,182
Total	$1,478,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $1,600,042,586. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $7,083,271,913 and $4,823,361,260, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$12,658,389,642	$--	$12,658,389,642	$--
U.S. Government and Government Agency Obligations	5,643,878,178	--	5,643,878,178	--
U.S. Government Agency - Mortgage Securities	7,795,060,888	--	7,795,060,888	--
Asset-Backed Securities	2,161,408,511	--	2,161,408,511	--
Collateralized Mortgage Obligations	421,845,354	--	421,845,354	--
Commercial Mortgage Securities	1,647,556,510	--	1,647,556,509	1
Municipal Securities	278,863,006	--	278,863,006	--
Foreign Government and Government Agency Obligations	63,505,726	--	63,505,726	--
Bank Notes	136,202,692	--	136,202,692	--
Money Market Funds	4,456,655,723	4,456,655,723	--	--
Total Investments in Securities:	$35,263,366,230	$4,456,655,723	$30,806,710,506	$1
Derivative Instruments:
Assets
Futures Contracts	$1,306,469	$1,306,469	$--	$--
Swaps	37,039	--	37,039	--
Total Assets	$1,343,508	$1,306,469	$37,039	$--
Liabilities
Futures Contracts	$(1,311,283)	$(1,311,283)	$--	$--
Swaps	(613,649)	--	(613,649)	--
Total Liabilities	$(1,924,932)	$(1,311,283)	$(613,649)	$--
Total Derivative Instruments:	$(581,424)	$(4,814)	$(576,610)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,784,179,369)	$--	$(1,784,179,369)	$--
Total Other Financial Instruments:	$(1,784,179,369)	$--	$(1,784,179,369)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$37,039	$0
Total Credit Risk	37,039	0
Interest Rate Risk
Futures Contracts(b)	1,306,469	(1,311,283)
Swaps(c)	0	(613,649)
Total Interest Rate Risk	1,306,469	(1,924,932)
Total Value of Derivatives	$1,343,508	$(1,924,932)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
Cayman Islands	4.8%
United Kingdom	2.3%
Mexico	1.4%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $582,451,915) — See accompanying schedule: Unaffiliated issuers (cost $30,149,183,246)	$30,806,710,507
Fidelity Central Funds (cost $4,456,651,500)	4,456,655,723
Total Investment in Securities (cost $34,605,834,746)		$35,263,366,230
Receivable for TBA sale commitments		1,786,984,746
Receivable for securities sold on a delayed delivery basis		50,811,934
Receivable for fund shares sold		1,485,233
Interest receivable		173,822,350
Distributions receivable from Fidelity Central Funds		274,086
Receivable for daily variation margin on futures contracts		63,471
Bi-lateral OTC swaps, at value		37,039
Other receivables		4,091
Total assets		37,276,849,180
Liabilities
Payable for investments purchased
Regular delivery	$616,230,693
Delayed delivery	3,374,706,359
TBA sale commitments, at value	1,784,179,369
Payable for fund shares redeemed	2,223,219
Payable for daily variation margin on centrally cleared OTC swaps	92,278
Other payables and accrued expenses	85,480
Collateral on securities loaned	596,698,751
Total liabilities		6,374,216,149
Net Assets		$30,902,633,031
Net Assets consist of:
Paid in capital		$30,413,557,388
Total accumulated earnings (loss)		489,075,643
Net Assets		$30,902,633,031
Net Asset Value, offering price and redemption price per share ($30,902,633,031 ÷ 273,395,914 shares)		$113.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Interest		$339,235,166
Income from Fidelity Central Funds (including $300,182 from security lending)		1,478,227
Total income		340,713,393
Expenses
Custodian fees and expenses	$175,293
Independent directors' fees and expenses	45,774
Total expenses before reductions	221,067
Expense reductions	(2,265)
Total expenses after reductions		218,802
Net investment income (loss)		340,494,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,503,937)
Fidelity Central Funds	3,733
Futures contracts	(458,234)
Swaps	(118,584)
Total net realized gain (loss)		(23,077,022)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(703,005,097)
Futures contracts	(4,814)
Swaps	(610,624)
Delayed delivery commitments	4,291,980
Total change in net unrealized appreciation (depreciation)		(699,328,555)
Net gain (loss)		(722,405,577)
Net increase (decrease) in net assets resulting from operations		$(381,910,986)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$340,494,591	$742,105,352
Net realized gain (loss)	(23,077,022)	590,364,431
Change in net unrealized appreciation (depreciation)	(699,328,555)	739,514,570
Net increase (decrease) in net assets resulting from operations	(381,910,986)	2,071,984,353
Distributions to shareholders	(1,019,038,235)	(786,967,749)
Affiliated share transactions
Proceeds from sales of shares	2,704,213,518	4,986,518,480
Reinvestment of distributions	1,019,038,234	786,967,715
Cost of shares redeemed	(556,216,780)	(4,569,303,444)
Net increase (decrease) in net assets resulting from share transactions	3,167,034,972	1,204,182,751
Total increase (decrease) in net assets	1,766,085,751	2,489,199,355
Net Assets
Beginning of period	29,136,547,280	26,647,347,925
End of period	$30,902,633,031	$29,136,547,280
Other Information
Shares
Sold	23,512,287	44,609,480
Issued in reinvestment of distributions	8,764,288	6,835,016
Redeemed	(4,951,084)	(42,051,067)
Net increase (decrease)	27,325,491	9,393,429

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$118.41	$112.59	$105.24	$108.86	$110.23	$105.97
Income from Investment Operations
Net investment income (loss)A	1.316	3.127	3.512	3.276	2.761	3.479
Net realized and unrealized gain (loss)	(2.663)	6.011	7.580	(3.786)	(1.152)	4.135
Total from investment operations	(1.347)	9.138	11.092	(.510)	1.609	7.614
Distributions from net investment income	(1.366)	(3.192)	(3.742)	(3.059)	(2.868)	(3.354)
Distributions from net realized gain	(2.667)	(.126)	–	(.051)	(.111)	–
Total distributions	(4.033)	(3.318)	(3.742)	(3.110)	(2.979)	(3.354)
Net asset value, end of period	$113.03	$118.41	$112.59	$105.24	$108.86	$110.23
Total ReturnB,C	(1.20)%	8.24%	10.75%	(.47)%	1.52%	7.31%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.27%G	2.72%	3.27%	3.07%	2.56%	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$30,902,633	$29,136,547	$26,647,348	$8,167,488	$7,424,984	$7,049,024
Portfolio turnover rateH	269%G	204%I	186%I	73%	98%	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$997,762,214
Gross unrealized depreciation	(344,212,276)
Net unrealized appreciation (depreciation)	$653,549,938
Tax cost	$34,606,395,467

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$1,872	$3,025
Total Credit Risk	$1,872	$3,025
Interest Rate Risk
Futures Contracts	$(458,234)	$(4,814)
Swaps	(120,456)	(613,649)
Total Interest Rate Risk	(578,690)	(618,463)
Totals	$(576,818)	$(615,438)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	18,338,462,259	18,322,345,839

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest and cash valued at $165,678,279 in exchange for 1,469,430 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Central Fund	$32,979	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,265.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Investment Grade Bond Central Fund	.0015%
Actual		$1,000.00	$988.00	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TP1-SANN-0521
1.807412.116

Fidelity® Inflation-Protected Bond Index Central Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2021

% of fund's investments
0.01 - 0.99%	86.4
1 - 1.99%	1.6
2 - 2.99%	8.0
3 - 3.99%	3.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominalbond coupon rates include a component for expected inflation. Please refer to the fund’s prospectus for more information.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations*	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$18,149,940	$21,837,961
2% 1/15/26	22,441,882	26,526,075
2.375% 1/15/25	32,391,006	37,951,230
2.375% 1/15/27	19,163,503	23,471,704
2.5% 1/15/29	16,519,743	21,147,515
3.625% 4/15/28	17,630,187	23,747,387
3.875% 4/15/29	21,245,702	29,834,831
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/22	49,694,871	51,104,850
0.125% 7/15/22	49,019,425	50,963,744
0.125% 1/15/23	58,370,823	61,219,388
0.125% 7/15/24	51,911,951	56,172,243
0.125% 10/15/24	41,472,235	44,867,910
0.125% 4/15/25	36,477,454	39,497,450
0.125% 10/15/25	42,096,902	45,872,803
0.125% 7/15/26	41,609,415	45,489,766
0.125% 1/15/30	44,790,142	48,497,332
0.125% 7/15/30	49,610,677	53,886,339
0.125% 1/15/31	35,473,568	38,215,895
0.25% 1/15/25	52,306,593	56,827,217
0.25% 7/15/29	39,561,464	43,558,933
0.375% 7/15/23	58,632,777	62,776,426
0.375% 7/15/25	49,884,333	54,969,486
0.375% 1/15/27	40,700,421	44,910,481
0.375% 7/15/27	42,965,414	47,672,005
0.5% 4/15/24	31,022,792	33,632,012
0.5% 1/15/28	43,344,590	48,297,215
0.625% 4/15/23	48,955,460	52,087,794
0.625% 1/15/24	56,573,060	61,342,880
0.625% 1/15/26	42,907,899	47,726,717
0.75% 7/15/28	39,792,207	45,399,381
0.875% 1/15/29	32,217,320	36,964,803
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,261,249,873)		1,356,469,773
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.06% (a)
(Cost $1,706,407)	1,706,066	1,706,407
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,262,956,280)		1,358,176,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		239,789
NET ASSETS - 100%		$1,358,415,969

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,474
Total	$1,474

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,356,469,773	$--	$1,356,469,773	$--
Money Market Funds	1,706,407	1,706,407	--	--
Total Investments in Securities:	$1,358,176,180	$1,706,407	$1,356,469,773	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,261,249,873)	$1,356,469,773
Fidelity Central Funds (cost $1,706,407)	1,706,407
Total Investment in Securities (cost $1,262,956,280)		$1,358,176,180
Receivable for investments sold		14,106,620
Receivable for fund shares sold		225,671
Interest receivable		2,082,111
Distributions receivable from Fidelity Central Funds		101
Total assets		1,374,590,683
Liabilities
Payable for investments purchased	$15,925,391
Payable for fund shares redeemed	246,411
Other payables and accrued expenses	2,912
Total liabilities		16,174,714
Net Assets		$1,358,415,969
Net Assets consist of:
Paid in capital		$1,244,729,265
Total accumulated earnings (loss)		113,686,704
Net Assets		$1,358,415,969
Net Asset Value, offering price and redemption price per share ($1,358,415,969 ÷ 12,444,269 shares)		$109.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Interest		$14,320,258
Income from Fidelity Central Funds		1,474
Total income		14,321,732
Expenses
Custodian fees and expenses	$6,097
Independent directors' fees and expenses	2,319
Total expenses before reductions	8,416
Expense reductions	(1)
Total expenses after reductions		8,415
Net investment income (loss)		14,313,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,179,730
Fidelity Central Funds	(9)
Total net realized gain (loss)		19,179,721
Change in net unrealized appreciation (depreciation) on investment securities		(11,116,299)
Net gain (loss)		8,063,422
Net increase (decrease) in net assets resulting from operations		$22,376,739

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,313,317	$19,424,089
Net realized gain (loss)	19,179,721	2,591,128
Change in net unrealized appreciation (depreciation)	(11,116,299)	88,247,825
Net increase (decrease) in net assets resulting from operations	22,376,739	110,263,042
Distributions to shareholders	(18,673,699)	(24,089,531)
Affiliated share transactions
Proceeds from sales of shares	77,532,310	472,910,782
Reinvestment of distributions	18,673,699	24,089,531
Cost of shares redeemed	(337,738,388)	(368,587,163)
Net increase (decrease) in net assets resulting from share transactions	(241,532,379)	128,413,150
Total increase (decrease) in net assets	(237,829,339)	214,586,661
Net Assets
Beginning of period	1,596,245,308	1,381,658,647
End of period	$1,358,415,969	$1,596,245,308
Other Information
Shares
Sold	709,634	4,533,081
Issued in reinvestment of distributions	171,475	234,250
Redeemed	(3,090,707)	(3,539,764)
Net increase (decrease)	(2,209,598)	1,227,567

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$108.93	$102.91	$100.18	$102.20	$103.10	$98.28
Income from Investment Operations
Net investment income (loss)A	1.095	1.359	2.057	3.299	1.870	1.322
Net realized and unrealized gain (loss)	.676	6.303	3.622	(2.914)	(2.160)	3.516
Total from investment operations	1.771	7.662	5.679	.385	(.290)	4.838
Distributions from net investment income	(.125)	(.389)	(.463)	(.325)	(.165)	(.018)
Distributions from net realized gain	(1.416)	(1.253)	(2.486)	(2.080)	(.445)	–
Total distributions	(1.541)	(1.642)	(2.949)	(2.405)	(.610)	(.018)
Net asset value, end of period	$109.16	$108.93	$102.91	$100.18	$102.20	$103.10
Total ReturnB,C	1.63%	7.55%	5.84%	.38%	(.27)%	4.92%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.01%G	1.30%	2.05%	3.29%	1.84%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,358,416	$1,596,245	$1,381,659	$1,123,053	$969,371	$961,522
Portfolio turnover rateH	24%G	41%	53%	33%	29%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$97,279,094
Gross unrealized depreciation	(2,111,455)
Net unrealized appreciation (depreciation)	$95,167,639
Tax cost	$1,263,008,541

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(4,303,758)

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Inflation-Protected Bond Index Central Fund	–	284,838,608

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Inflation-Protected Bond Index Central Fund	.0012%
Actual		$1,000.00	$1,016.30	$.01
Hypothetical-C		$1,000.00	$1,024.93	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IPB-SANN-0521
1.938136.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2021